Private Placement (Details) - Helix Acquisition Corp.[Member] - Private Placement [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Private Placement (Details) [Line Items]
Aggregate of purchase shares	430,000	430,000
Share price per share		$ 10
Aggregate purchase price	$ 4,300,000	$ 4,300,000
Share price per share	$ 10	$ 10